Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, ordinary shares per share	$ 0.0001	$ 0.0001
Issued and fully paid share capital, ordinary shares per share	0.0001
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, ordinary shares per share	0.0001	$ 0.0001
Issued and fully paid share capital, ordinary shares per share	$ 0.0001